Average Annual Total Returns{- Fidelity Advisor Freedom® 2045 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-19 - Fidelity Advisor Freedom® 2045 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0390 Past 1 year	F0390 Past 5 years	F0390 Past 10 years
Total	8.99%	12.36%	10.81%	6.16%	10.27%	9.04%	6.45%	9.33%	8.33%	11.34%	12.62%	10.80%	13.84%	12.86%	10.80%	15.88%	13.99%	11.75%	16.12%		13.78%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	16.18%	13.97%	12.40%

[1]	(a)Since inception October 2, 2018.